Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Disclosure of Provisions and Other

Workers’ Compensation
Balance December 31, 2021	$8,718
Expensed during the year	7,615
Payment of deductibles and uninsured claims	(5,229)
Foreign exchange	643
Balance December 31, 2022	11,747
Expensed during the year	5,261
Payment of deductibles and uninsured claims	(6,124)
Foreign exchange	(248)
Balance December 31, 2023	$10,636

	2023	2022
Current	$3,496	$4,209
Long-term	7,140	7,538
	$10,636	$11,747